Loans and advances, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of loans and advances
	As of December 31
	2017	2018
	RMB	RMB	US$
Current portion:
Loans receivable (i)
Auto-backed loans	1,105,169	233,893	34,020
Other secured loans	104,292	139,939	20,353
Unsecured loans	512,616	587,211	85,406
Sub-total	1,722,077	961,043	139,779

Acquired non-performing loans (ii)
Auto-backed loans	438,942	723,404	105,215
Other secured loans	58,961	364,424	53,003
Unsecured loans	120,955	197,820	28,771
Sub-total	618,858	1,285,648	186,989

Advances to borrowers (iii)	2,487	-	-
Total current loans and advances	2,343,422	2,246,691	326,768
Allowance for loans and advances	(404,930)	(764,323)	(111,166)
Loans and advances, net	1,938,492	1,482,368	215,602

Non-current portion:
Loans receivable (i)
Auto-backed loans	230,634	176,923	25,732
Other secured loans	160,733	196,409	28,567
Unsecured loans	164	54,259	7,892
Total non-current loans and advances	391,531	427,591	62,191
Allowance for loans and advances	(1,360)	(6,027)	(877)
Loans and advances, net	390,171	421,564	61,314

(i) Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;

(ii) Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;

(iii) Advances to borrowers are advances provided to borrowers with urgent financing needs, before online investors fully fund the loans.

Schedule of allowance for loans and advances
2016	Loans receivable			Acquired non-performing loans
	Auto- backed loans	Other secured loans	Unsecured loans	Auto- backed loans	Other secured loans	Unsecured loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	-	-	-	(9,705)	-	-	(9,705)
Current year provision	-	-	-	(142,715)	(1,530)	(372)	(144,617)
Recoveries of loans previously written off	-	-	-	(9,268)	-	-	(9,268)
Write-offs	-	-	-	94,532	1,530	-	96,062
Ending balance	-	-	-	(67,156)	-	(372)	(67,528)

2017	Loans receivable			Acquired non-performing loans
	Auto-backed loans	Other secured loans	Unsecured loans	Auto-backed loans	Other secured loans	Unsecured loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	-	-	-	(67,156)	-	(372)	(67,528)
Current year provision	(5,149)	(913)	(64,515)	(327,453)	(4,832)	(81,201)	(484,063)
Recoveries of loans previously written off	-	-	-	(18,943)	-	-	(18,943)
Write-offs	-	-	-	161,378	1,077	1,789	164,244
Ending balance	(5,149)	(913)	(64,515)	(252,174)	(3,755)	(79,784)	(406,290)

2018	Loans receivable			Acquired non-performing loans
	Auto-backed loans	Other secured loans	Unsecured loans	Auto-backed loans	Other secured loans	Unsecured loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Beginning balance	(5,149)	(913)	(64,515)	(252,174)	(3,755)	(79,784)	(406,290)	(59,092)
Current year provision	(7,864)	(4,427)	4,106	(430,213)	(53,245)	(259,929)	(751,572)	(109,312)
Recoveries of loans previously written off	-	-	-	(27,879)	(24)	(355)	(28,258)	(4,110)
Write-offs	-	-	-	242,492	18,323	154,955	415,770	60,471
Ending balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)	(112,043)

Schedule of aged analysis of past due loans
As of December 31, 2017	Current	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	121-150 days past due	151-180 days past due	181-360 days past due	Over 360 days past due	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Auto-backed loans	1,331,760	3,015	813	50	165	-	-	-	-	1,335,803
Other secured loans	265,025	-	-	-	-	-	-	-	-	265,025
Unsecured loans	496,726	14,050	1,614	226	118	46	-	-	-	512,780
Total	2,093,511	17,065	2,427	276	283	46	-	-	-	2,113,608

As of December 31, 2018	Current	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	121-150 days past due	151-180 days past due	181-360 days past due	Over 360 days past due	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Auto-backed loans	383,469	15,939	3,523	3,663	578	-	496	3,148	-	410,816	59,752
Other secured loans	324,102	7,929	3,168	1,149	-	-	-	-	-	336,348	48,920
Unsecured loans	557,229	53,294	8,749	5,287	4,619	3,895	2,629	5,768	-	641,470	93,298
Total	1,264,800	77,162	15,440	10,099	5,197	3,895	3,125	8,916	-	1,388,634	201,970